DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS July 31, 2021
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—138.3%
	■ Airport Services—3.8%
43,900	Aena SME SA (Spain)(1)	$6,988,649
28,500	Aeroports de Paris (France)(1)	3,455,190
57,600	Flughafen Zuerich AG (Switzerland)(1)	9,258,222
		19,702,061
	■ Construction & Engineering—3.3%
164,300	Vinci SA (France)	17,387,107
	■ Electric, Gas and Water—78.0%
320,000	Alliant Energy Corp.	18,729,600
258,000	Ameren Corp.	21,651,360
124,500	American Electric Power Co., Inc.	10,970,940
136,000	Atmos Energy Corp.	13,408,240
177,000	Black Hills Corp.	11,974,050
695,000	CenterPoint Energy, Inc.	17,694,700
242,800	Dominion Energy, Inc.	18,178,436
193,000	Edison International	10,518,500
3,925,000	EDP - Energias de Portugal SA (Portugal)	20,379,449
288,200	Emera, Inc. (Canada)	13,442,095
3,013,959	Enel SpA (Italy)	27,815,903
141,000	Entergy Corp.	14,511,720
279,000	Evergy, Inc.	18,196,380
221,000	Eversource Energy	19,065,670
2,740,000	Iberdrola SA (Spain)	33,023,302
1,270,000	National Grid plc (United Kingdom)	16,313,137
572,000	NextEra Energy, Inc.	44,558,801
150,000	Orsted A/S (Denmark)	22,278,743
362,000	Public Service Enterprise Group, Inc.	22,527,260
330,000	RWE AG (Germany)	11,747,790
137,000	Southern Co. (The)	8,750,190
173,000	Xcel Energy, Inc.	11,807,250
		407,543,516
	■ Highways & Railtracks—2.8%
1,410,000	Transurban Group (Australia)	14,796,618
Shares	Description	Value
	■ Multi-Utilities—1.6%
130,000	CMS Energy Corp.	$8,032,700
	■ Oil & Gas Storage, Transportation and Production—29.0%
262,665	Cheniere Energy Partners LP	11,102,850
167,000	Cheniere Energy, Inc. (1)	14,183,310
1,918,585	Energy Transfer LP	18,917,248
1,163,000	Enterprise Products Partners LP	26,248,910
720,819	Kinder Morgan, Inc.	12,527,834
660,575	MPLX LP	18,747,119
160,000	ONEOK, Inc.	8,315,200
403,265	Pembina Pipeline Corp. (Canada)	13,330,113
159,000	TC Energy Corp. (Canada)	7,751,186
819,147	Williams Cos., Inc. (The)	20,519,632
		151,643,402
	■ Railroads—11.9%
50,000	Canadian Pacific Railway Ltd. (Canada)	3,712,729
603,245	CSX Corp.	19,496,878
94,370	Norfolk Southern Corp.	24,331,417
67,845	Union Pacific Corp.	14,841,772
		62,382,796
	■ Telecommunications—7.9%
268,000	BCE, Inc. (Canada)	13,375,880
229,746	Cellnex Telecom SA (Spain)	14,973,138
1,120,000	Infrastrutture Wireless Italiane SpA (Italy)	12,672,187
		41,021,205
	Total Common Stocks & MLP Interests (Cost $681,533,902)	722,509,405
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2021
(Unaudited)
Shares	Description	Value
Short-Term Investment—1.2%
	■ Money Market Mutual Fund—1.2%
6,472,426	BlackRock Liquidity FedFund Portfolio Institutional Shares (seven-day effective yield 0.025%)(2)	$6,472,426
	Total Short-Term Investment (Cost $6,472,426)	6,472,426
TOTAL INVESTMENTS—139.5% (Cost $688,006,328)		728,981,831(3)
	Secured borrowings—(24.9)%	(130,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(15.3)%	(80,000,000)
	Other assets less other liabilities—0.7%	3,623,519
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$522,605,350
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	All or a portion of the total investments have been pledged as collateral for borrowings.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2021
(Unaudited)
Sector Allocation
Electric, Gas and Water	56%
Oil & Gas Storage, Transportation and Production	21
Railroads	8
Telecommunications	6
Airport Services	3
Construction & Engineering	2
Highways & Railtracks	2
Money Market Mutual Fund	1
Multi-Utilities	1
Total	100%

Country Weightings
United States	64%
Spain	7
Canada	7
Italy	6
Denmark	3
France	3
Portugal	3
United Kingdom	2
Australia	2
Germany	2
Switzerland	1
Total	100%

Currency Exposure
United States Dollar	66%
Euro	21
Canadian Dollar	5
Danish Krone	3
United Kingdom Pound Sterling	2
Australian Dollar	2
Swiss Franc	1
Total	100%

The accompanying notes are an integral part of this Schedule of Investments.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2021
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2021:
Level 1
Common stocks & MLP interests	$722,509,405
Money market mutual fund	6,472,426
Total investments	$728,981,831
There were no Level 2 or Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.
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